Investments in Equity Accounted Investees - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates and joint ventures [Line Items]
Dividends received from a joint venture and equity method investees	₩ 4,461	₩ 4,068	₩ 8,239
WooRee E&L Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Market value for Controlling Company's investments	6,868
YAS Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Market value for Controlling Company's investments	15,680
AVATEC Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Market value for Controlling Company's investments	₩ 30,000